MATERIAL ACCOUNTING POLICIES - Revised presentation of Statement of Cash Flow (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MATERIAL ACCOUNTING POLICIES
Effect of exchange rate changes	[1]	$ (245,915)	$ (224,788)	$ 507,449
Net cash provided by operating activities		19,153,084	6,339,438	6,602,754
Effect of exchange rate changes on cash and cash equivalents		(5,408,405)	3,777,073	2,486,401
Increase (Decrease) in cash and cash equivalents		13,562,723	2,538,372	(857,704)
Cash and cash equivalents at beginning of year		31,645,291	25,329,846	23,701,149
Cash and cash equivalents at end of year		39,799,609	31,645,291	25,329,846
As previously reported
MATERIAL ACCOUNTING POLICIES
Effect of exchange rate changes			0	0
Net cash provided by operating activities			6,564,226	6,095,305
Effect of exchange rate changes on cash and cash equivalents			3,552,285	2,993,850
Increase (Decrease) in cash and cash equivalents			2,763,160	(1,365,153)
Cash and cash equivalents at beginning of year		$ 31,645,291	25,329,846	23,701,149
Cash and cash equivalents at end of year			31,645,291	25,329,846
Adjustments
MATERIAL ACCOUNTING POLICIES
Effect of exchange rate changes			(224,788)	507,449
Net cash provided by operating activities			(224,788)	507,449
Effect of exchange rate changes on cash and cash equivalents			224,788	(507,449)
Increase (Decrease) in cash and cash equivalents			$ (224,788)	$ 507,449

[1]	For further information, see Note 2.A.2.